Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Provision for credit losses
Allowance for returns	$ 1,279	1,216	$ 719
Tax benefit, percentage	50.00%
Liability for unrecognized tax positions
Ownership [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership	100.00%